Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Sep. 30, 2014
Jensen Quality Value Fund | Jensen Quality Value Fund - I Shares
Risk/Return:
Trading Symbol	JNVIX
Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares
Risk/Return:
Trading Symbol	JNVSX